Recent Accounting Pronouncements	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Recent Accounting Pronouncements

Note 3 — Recent Accounting Pronouncements

In January 2010, the FASB amended the existing disclosure guidance on fair value measurements, which was effective January 1, 2011, for disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements. Since the amended guidance requires only additional disclosures, the adoption of the provisions did not have a material impact on the consolidated financial statements.

In March 2010, the FASB issued guidance which allows the milestone method to be used as an acceptable revenue recognition methodology when an arrangement includes substantive milestones. The guidance provides a definition of substantive milestone and should be applied regardless of whether the arrangement includes single or multiple deliverables or units of accounting. The guidance is limited to the transactions involving milestones relating to research and development deliverables. The guidance includes enhanced disclosure requirements about each arrangement, individual milestones and related contingent consideration, information about substantive milestones and factors considered in the determination. The guidance is effective prospectively to milestones achieved in fiscal years, and interim periods within those years, after June 15, 2010. The adoption of this guidance did not have a material impact on the consolidated financial statements.

In April 2010, the FASB issued an update which addresses the accounting for stock options when denominating the exercise price of a share-based payment award in the currency of the market in which the underlying equity security trades. A share-based payment award with an exercise price denominated in the currency of market in which a substantial portion of the entity’s equity securities trades shall not be considered to contain a condition that is not a market, performance, or service condition. Therefore such an award shall not be classified as a liability if it otherwise qualifies for equity classification. The adoption of this guidance did not have a material impact on the consolidated financial statements.

In December 2010, the FASB issued an update which addresses when to perform Step 2 of the goodwill impairment test for reporting units with zero or negative carrying amounts. The update modifies Step 1 of the goodwill impairment test for reporting units with zero or negative carrying amounts. For those reporting units, an entity is required to perform Step 2 of the goodwill impairment test if it is more likely than not that a goodwill impairment exists. In determining whether it is more likely than not that goodwill impairment exists, an entity should consider whether there are any adverse qualitative factors indicating that impairment may exist. The qualitative factors are consistent with the existing guidance, which requires that goodwill of a reporting unit be tested for impairment between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount. This update is effective for fiscal years, and interim periods within those years, beginning after December 15, 2010. The Company will evaluate the impact of adopting this pronouncement when it performs its goodwill impairment test.

In December 2010, the FASB issued an update which addresses the disclosure of supplementary pro forma information for business combinations. The update requires public entities to disclose pro forma information for business combinations that occurred in the current reporting period, including revenue and earnings of the combined entity for the current reporting period as though the acquisition date for all business combinations that occurred during the year had been as of the beginning of the annual reporting period. If comparative financial statements are presented, the pro forma revenue and earnings of the combined entity for the comparable prior reporting period should be reported as though the acquisition date for all business combinations that occurred during the current year had been as of the beginning of the comparable prior annual reporting period. Amendments in this update are effective prospectively for business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2010. The Company has adopted this update and applied the disclosure requirements in connection with the PCT Merger (See Note 4).

In May 2011, the FASB issued guidance which clarifies the application of existing fair value measurement and disclosure requirements, changes certain fair value measurement principles and requires additional disclosures about fair value measurements. The updated guidance is effective on a prospective basis for financial statements issued for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2011. The adoption of this guidance is not expected to have a material impact on the consolidated financial statements.

In June 2011, the FASB issued guidance which eliminates the option to report other comprehensive income and its components in the statement of changes in shareholders’ equity and requires an entity to present the total of comprehensive income, the components of net income and the components of other comprehensive income either in a single continuous statement or in two separate but consecutive statements. This pronouncement is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. The adoption of this guidance is not expected to have a material impact on the consolidated financial statements.

Note 3 — Recent Accounting Pronouncements

In June 2009, the Financial Accounting Standards Board (the “FASB”) issued an amendment to the accounting and disclosure requirements for transfers of financial assets, which was effective January 1, 2010. The amendment eliminates the concept of a qualifying special-purpose entity, changes the requirements for derecognizing financial assets and requires enhanced disclosures to provide financial statement users with greater transparency about transfers of financial assets, including securitization transactions, and an entity’s continuing involvement in and exposure to the risks related to transferred financial assets. The adoption of this standard did not have a material impact on the consolidated financial statements.

In June 2009, the FASB amended the existing accounting and disclosure guidance for the consolidation of variable interest entities, which was effective January 1, 2010. The amended guidance requires enhanced disclosures intended to provide users of financial statements with more transparent information about an enterprise’s involvement in a variable interest entity. The adoption of this standard did not have a material impact on the consolidated financial statements.

In October 2009, the FASB issued new guidance which addresses the accounting for multiple-deliverable arrangements to enable vendors to account for products or services separately rather than as a combined unit and modifies the manner in which the transaction consideration is allocated across the separately identified deliverables. The new guidance significantly expands the disclosure requirements for multiple-deliverable revenue arrangements. The new guidance will be effective for the first annual reporting period beginning on or after June 15, 2010, and may be applied retrospectively for all periods presented or prospectively to arrangements entered into or materially modified after the adoption date. Early adoption is permitted, provided that the guidance is retroactively applied to the beginning of the year of adoption. The Company will not early adopt the guidance and will continue evaluating the impact of this new guidance on the consolidated financial statements.

In January 2010, the FASB amended the existing disclosure guidance on fair value measurements, which was effective January 1, 2010, except for disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements, which is effective January 1, 2011. Among other things, the updated guidance requires additional disclosure for the amounts of significant transfers in and out of Level 1 and Level 2 measurements and requires certain Level 3 disclosures on a gross basis. Additionally, the updates amend existing guidance to require a greater level of disaggregated information and more robust disclosures about valuation techniques and inputs to fair value measurements. Since the amended guidance requires only additional disclosures, the adoption of the provisions effective January 1, 2010 did not, and for the provisions effective in 2011, will not materially impact the consolidated financial statements.

In March 2010, the FASB issued guidance which allows the milestone method to be used as an acceptable revenue recognition methodology when an arrangement includes substantive milestones. The guidance provides a definition of substantive milestone and should be applied regardless of whether the arrangement includes single or multiple deliverables or units of accounting. The guidance is limited to the transactions involving milestones relating to research and development deliverables. The guidance includes enhanced disclosure requirements about each arrangement, individual milestones and related contingent consideration, information about substantive milestones and factors considered in the determination. The guidance is effective prospectively to milestones achieved in fiscal years, and interim periods within those years, after June 15, 2010. Early application and retrospective application are permitted. The Company will not early adopt this guidance and is evaluating the effect it will have upon adoption.

In April 2010, the FASB issued an update which addresses the accounting for stock options when denominating the exercise price of a share-based payment award in the currency of the market in which the underlying equity security trades. A share-based payment award with an exercise price denominated in the currency of market in which a substantial portion of the entity’s equity securities trades shall not be considered to contain a condition that is not a market, performance, or service condition. Therefore such an award shall not be classified as a liability if it otherwise qualifies for equity classification. This standard is effective in fiscal years beginning on or after December 15, 2010. The Company is evaluating the effect this standard will have upon adoption.

In December 2010, the FASB issued an update which addresses when to perform Step 2 of the goodwill impairment test for reporting units with zero or negative carrying amounts. The update modifies Step 1 of the goodwill impairment test for reporting units with zero or negative carrying amounts. For those reporting units, an entity is required to perform Step 2 of the goodwill impairment test if it is more likely than not that a goodwill impairment exists. In determining whether it is more likely than not that goodwill impairment exists, an entity should consider whether there are any adverse qualitative factors indicating that impairment may exist. The qualitative factors are consistent with the existing guidance, which requires that goodwill of a reporting unit be tested for impairment between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount. This update is effective for fiscal years, and interim periods within those years, beginning after December 15, 2010. Early adoption is not permitted. The Company is currently evaluating the impact of adopting this pronouncement.

In December 2010, the FASB issued an update which addresses the disclosure of supplementary pro forma information for business combination. The update requires public entities to disclose pro forma information for business combinations that occurred in the current reporting period, including revenue and earnings of the combined entity for the current reporting period as though the acquisition date for all business combinations that occurred during the year had been as of the beginning of the annual reporting period. If comparative financial statements are presented, the pro forma revenue and earnings of the combined entity for the comparable prior reporting period should be reported as though the acquisition date for all business combinations that occurred during the current year had been as of the beginning of the comparable prior annual reporting period. Amendments in this update are effective prospectively for business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2010. The Company does not believe this will have a material impact on its financial reporting.